PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of July 31, 2024 (unaudited)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Long-Term Investments 95.6%
Convertible Bond 0.0%
China
Sunac China Holdings Ltd., Sr. Sec’d. Notes, 144A, Cash coupon 1.000% (cost $2,992)	1.000%	09/30/32		22	$1,322
Corporate Bonds 22.0%
Azerbaijan 0.3%
Southern Gas Corridor CJSC, Gov’t. Gtd. Notes	6.875	03/24/26		400	403,750
State Oil Co. of the Azerbaijan Republic, Sr. Unsec’d. Notes	6.950	03/18/30		400	413,250
					817,000
Bahrain 0.2%
Bapco Energies BSC Closed, Sr. Unsec’d. Notes	8.375	11/07/28		500	537,030
Brazil 0.6%
Banco do Brasil SA, Sr. Unsec’d. Notes	4.875	01/11/29		200	193,350
Braskem Netherlands Finance BV,
Gtd. Notes	8.500	01/12/31		200	206,820
Gtd. Notes, 144A	8.500	01/12/31		240	248,184

Globo Comunicacao e Participacoes SA, Sr. Unsec’d. Notes	4.875	01/22/30		200	180,125
Nexa Resources SA, Gtd. Notes	6.500	01/18/28		410	415,894
Petrobras Global Finance BV, Gtd. Notes	5.375	10/01/29	GBP	100	121,834
					1,366,207
Chile 1.0%
Alfa Desarrollo SpA, Sr. Sec’d. Notes, 144A	4.550	09/27/51		199	149,438
Corp. Nacional del Cobre de Chile,
Sr. Unsec’d. Notes	3.000	09/30/29		200	178,688
Sr. Unsec’d. Notes	4.250	07/17/42		360	287,100
Sr. Unsec’d. Notes	4.875	11/04/44		600	510,937
Sr. Unsec’d. Notes, 144A	4.875	11/04/44		200	170,313

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Chile (cont’d.)
Corp. Nacional del Cobre de Chile, (cont’d.)
Sr. Unsec’d. Notes, 144A	5.125%	02/02/33	200	$192,687
Sr. Unsec’d. Notes, 144A	6.440	01/26/36	640	669,600
Empresa Nacional del Petroleo,
Sr. Unsec’d. Notes, 144A	3.450	09/16/31	200	174,312
Sr. Unsec’d. Notes, 144A	6.150	05/10/33	200	203,000
				2,536,075
China 0.4%
Agile Group Holdings Ltd., Sr. Sec’d. Notes	6.050	10/13/25(d)	200	12,500
ENN Clean Energy International Investment Ltd., Gtd. Notes, 144A	3.375	05/12/26	200	192,398
Prosus NV, Sr. Unsec’d. Notes, 144A	4.193	01/19/32	550	487,438
Sinopec Group Overseas Development 2012 Ltd., Gtd. Notes	4.875	05/17/42	200	196,190
Sunac China Holdings Ltd.,
Sr. Sec’d. Notes, 144A, PIK 6.000%	6.000	09/30/26	18	2,264
Sr. Sec’d. Notes, 144A, PIK 6.250%	6.250	09/30/27	18	1,996
Sr. Sec’d. Notes, 144A, PIK 6.500%	6.500	09/30/27	36	3,722
Sr. Sec’d. Notes, 144A, PIK 6.750%	6.750	09/30/28	—(r)	—
Sr. Sec’d. Notes, 144A, PIK 7.000%	7.000	09/30/29	55	4,852
Sr. Sec’d. Notes, 144A, PIK 7.250%	7.250	09/30/30	26	2,119
				903,479
Colombia 0.7%
Colombia Telecomunicaciones SA ESP, Sr. Unsec’d. Notes, 144A	4.950	07/17/30	200	170,510
Ecopetrol SA,
Sr. Unsec’d. Notes	4.625	11/02/31	76	62,905
Sr. Unsec’d. Notes	6.875	04/29/30	233	226,592
Sr. Unsec’d. Notes	8.625	01/19/29	560	594,160
Sr. Unsec’d. Notes	8.875	01/13/33	476	495,459

Grupo Aval Ltd., Gtd. Notes, 144A	4.375	02/04/30	200	170,063
				1,719,689

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Costa Rica 0.1%
Instituto Costarricense de Electricidad, Sr. Unsec’d. Notes, 144A	6.750%	10/07/31		200	$201,136
Guatemala 0.1%
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL, Gtd. Notes	5.250	04/27/29		167	159,336
CT Trust, Sr. Sec’d. Notes, 144A	5.125	02/03/32		200	178,500
					337,836
Hungary 0.4%
MFB Magyar Fejlesztesi Bank Zrt, Gov’t. Gtd. Notes	6.500	06/29/28		215	219,703
MVM Energetika Zrt,
Sr. Unsec’d. Notes	6.500	03/13/31		650	661,986
Sr. Unsec’d. Notes	7.500	06/09/28		208	218,140
					1,099,829
India 1.4%
Adani Ports & Special Economic Zone Ltd., Sr. Unsec’d. Notes, 144A	5.000	08/02/41		200	160,886
Azure Power Solar Energy Pvt. Ltd., Sr. Sec’d. Notes, 144A, MTN	5.650	12/24/24		200	199,142
CA Magnum Holdings, Sr. Sec’d. Notes, 144A	5.375	10/31/26		400	385,250
GMR Hyderabad International Airport Ltd., Sr. Sec’d. Notes	4.250	10/27/27		400	376,750
HPCL-Mittal Energy Ltd., Sr. Unsec’d. Notes	5.250	04/28/27		400	392,125
NTPC Ltd., Sr. Unsec’d. Notes, EMTN	2.750	02/01/27	EUR	100	104,391
Periama Holdings LLC, Gtd. Notes	5.950	04/19/26		400	397,750
Power Finance Corp. Ltd., Sr. Unsec’d. Notes	4.500	06/18/29		810	786,966

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
India (cont’d.)
Reliance Industries Ltd., Sr. Unsec’d. Notes, 144A	3.625%	01/12/52		250	$181,562
Summit Digitel Infrastructure Ltd., Sr. Sec’d. Notes, 144A	2.875	08/12/31		435	367,264
					3,352,086
Indonesia 2.1%
Cikarang Listrindo Tbk PT, Sr. Unsec’d. Notes, 144A	4.950	09/14/26		200	194,875
Freeport Indonesia PT, Sr. Unsec’d. Notes, 144A, MTN	5.315	04/14/32		400	391,888
Indofood CBP Sukses Makmur Tbk PT, Sr. Unsec’d. Notes	3.541	04/27/32		200	174,620
Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT,
Sr. Unsec’d. Notes	5.450	05/15/30		920	914,121
Sr. Unsec’d. Notes, 144A	4.750	05/15/25		200	198,438

Pertamina Geothermal Energy PT, Sr. Unsec’d. Notes, 144A	5.150	04/27/28		200	199,563
Pertamina Persero PT,
Sr. Unsec’d. Notes	6.000	05/03/42		200	202,250
Sr. Unsec’d. Notes, 144A, MTN	4.700	07/30/49		200	169,272
Sr. Unsec’d. Notes, EMTN	3.100	01/21/30		200	180,126
Sr. Unsec’d. Notes, EMTN	3.100	08/27/30		300	267,777
Sr. Unsec’d. Notes, EMTN	3.650	07/30/29		200	186,772
Sr. Unsec’d. Notes, EMTN	4.700	07/30/49		200	169,272
Sr. Unsec’d. Notes, EMTN	6.500	11/07/48		200	215,688
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara,
Sr. Unsec’d. Notes	1.875	11/05/31	EUR	400	364,312
Sr. Unsec’d. Notes	2.875	10/25/25	EUR	200	213,609
Sr. Unsec’d. Notes, 144A, MTN	5.450	05/21/28		620	623,112
Sr. Unsec’d. Notes, 144A, MTN	6.150	05/21/48		400	397,544
Sr. Unsec’d. Notes, EMTN	6.150	05/21/48		200	198,772
					5,262,011
Israel 0.5%
Bank Leumi Le-Israel BM, Sr. Unsec’d. Notes, 144A	5.125	07/27/27		203	198,433
Energean Israel Finance Ltd.,
Sr. Sec’d. Notes, 144A	5.375	03/30/28		385	345,056

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Israel (cont’d.)
Energean Israel Finance Ltd., (cont’d.)
Sr. Sec’d. Notes, 144A	5.875%	03/30/31	290	$245,775
Leviathan Bond Ltd.,
Sr. Sec’d. Notes, 144A	6.125	06/30/25	200	194,800
Sr. Sec’d. Notes, 144A	6.750	06/30/30	300	267,000
				1,251,064
Jamaica 0.1%
Digicel Intermediate Holdings Ltd./Digicel International Finance Ltd./DIFL US LLC, Sr. Sec’d. Notes, Cash coupon 9.000% and PIK 1.500% (original cost $92,269; purchased 01/29/24 - 05/15/24)(f)	10.500	05/25/27	99	98,653
Digicel MidCo Ltd./DIFL US II LLC, Sr. Unsec’d. Notes, PIK 10.500% (original cost $43,969; purchased 01/30/24 - 05/15/24)(f)	10.500	11/25/28	67	53,383
				152,036
Kazakhstan 0.8%
KazMunayGas National Co. JSC,
Sr. Unsec’d. Notes	3.500	04/14/33	200	165,200
Sr. Unsec’d. Notes	4.750	04/19/27	400	389,624
Sr. Unsec’d. Notes	5.750	04/19/47	200	174,606
Sr. Unsec’d. Notes	6.375	10/24/48	400	377,124
Sr. Unsec’d. Notes, EMTN	5.375	04/24/30	800	780,400
				1,886,954
Kuwait 0.2%
MEGlobal BV, Gtd. Notes, EMTN	2.625	04/28/28	300	272,250
MEGlobal Canada ULC, Gtd. Notes, 144A, MTN	5.875	05/18/30	200	203,938
				476,188
Macau 0.3%
MGM China Holdings Ltd.,
Sr. Unsec’d. Notes	4.750	02/01/27	330	314,655
Sr. Unsec’d. Notes, 144A	7.125	06/26/31	200	202,164

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Macau (cont’d.)

Sands China Ltd., Sr. Unsec’d. Notes	5.400%	08/08/28	250	$246,562
				763,381
Malaysia 1.0%
GENM Capital Labuan Ltd., Gtd. Notes	3.882	04/19/31	400	354,250
Gohl Capital Ltd., Gtd. Notes	4.250	01/24/27	250	242,109
Petronas Capital Ltd.,
Gtd. Notes, 144A, MTN	4.550	04/21/50	800	706,224
Gtd. Notes, 144A, MTN	4.800	04/21/60	200	180,268
Gtd. Notes, EMTN	2.480	01/28/32	400	340,024
Gtd. Notes, EMTN	4.550	04/21/50	500	441,390
Gtd. Notes, EMTN	4.800	04/21/60	200	180,268
				2,444,533
Mexico 4.6%
Braskem Idesa SAPI, Sr. Sec’d. Notes, 144A	7.450	11/15/29	310	249,550
Comision Federal de Electricidad,
Gtd. Notes	4.688	05/15/29	710	671,837
Gtd. Notes, 144A	4.688	05/15/29	200	189,250

Fermaca Enterprises S de RL de CV, Sr. Sec’d. Notes	6.375	03/30/38	551	545,204
Mexico City Airport Trust,
Sr. Sec’d. Notes	3.875	04/30/28	200	188,188
Sr. Sec’d. Notes	5.500	07/31/47	2,430	2,044,237
Sr. Sec’d. Notes, 144A	5.500	10/31/46	400	335,876
Sr. Sec’d. Notes, 144A	5.500	07/31/47	400	336,500
Petroleos Mexicanos,
Gtd. Notes	5.350	02/12/28	1,069	969,530
Gtd. Notes	5.950	01/28/31	370	304,843
Gtd. Notes	6.350	02/12/48(a)	493	322,299
Gtd. Notes	6.490	01/23/27	655	632,730
Gtd. Notes	6.500	03/13/27	466	447,826
Gtd. Notes	6.500	06/02/41	610	423,736
Gtd. Notes	6.700	02/16/32	1,271	1,083,655
Gtd. Notes	6.840	01/23/30	443	396,441
Gtd. Notes	6.950	01/28/60	45	30,235
Gtd. Notes	7.690	01/23/50	661	486,331

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Mexico (cont’d.)
Petroleos Mexicanos, (cont’d.)
Gtd. Notes	10.000%	02/07/33		109	$111,234
Gtd. Notes, EMTN	2.750	04/21/27	EUR	200	193,993
Gtd. Notes, MTN	6.750	09/21/47		805	544,381
Gtd. Notes, MTN	6.875	08/04/26		380	374,779
Gtd. Notes, MTN	8.750	06/02/29		150	148,935

Tierra Mojada Luxembourg II Sarl, Sr. Sec’d. Notes, 144A	5.750	12/01/40		381	348,845
					11,380,435
Morocco 0.2%
OCP SA, Sr. Unsec’d. Notes, 144A	6.750	05/02/34		430	447,200
Panama 0.3%
Aeropuerto Internacional de Tocumen SA,
Sr. Sec’d. Notes	4.000	08/11/41		200	154,376
Sr. Sec’d. Notes, 144A	5.125	08/11/61		400	303,376

AES Panama Generation Holdings SRL, Sr. Sec’d. Notes	4.375	05/31/30		386	340,691
					798,443
Peru 0.6%
Banco Internacional del Peru SAA Interbank, Sr. Unsec’d. Notes	3.250	10/04/26		350	333,922
Corp. Financiera de Desarrollo SA, Sr. Unsec’d. Notes	2.400	09/28/27		200	182,900
Fondo MIVIVIENDA SA, Sr. Unsec’d. Notes, 144A	4.625	04/12/27		150	146,625
InRetail Consumer, Sr. Sec’d. Notes	3.250	03/22/28		300	274,314
Petroleos del Peru SA,
Sr. Unsec’d. Notes	4.750	06/19/32		225	168,750
Sr. Unsec’d. Notes	5.625	06/19/47		700	448,217
					1,554,728
Philippines 0.1%
Globe Telecom, Inc., Sr. Unsec’d. Notes	3.000	07/23/35		200	155,500

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Poland 0.6%
Bank Gospodarstwa Krajowego,
Gov’t. Gtd. Notes, 144A	6.250%	07/09/54	530	$554,677
Gov’t. Gtd. Notes, 144A, MTN	5.375	05/22/33	400	403,124
Gov’t. Gtd. Notes, EMTN	5.375	05/22/33	500	503,905
				1,461,706
Qatar 0.4%
QatarEnergy,
Sr. Unsec’d. Notes	3.300	07/12/51	200	142,562
Sr. Unsec’d. Notes, 144A	3.125	07/12/41	1,240	939,684
				1,082,246
Saudi Arabia 0.6%
EIG Pearl Holdings Sarl, Sr. Sec’d. Notes, 144A	3.545	08/31/36	450	386,297
Greensaif Pipelines Bidco Sarl, Sr. Sec’d. Notes, 144A	6.129	02/23/38	200	203,930
Saudi Arabian Oil Co.,
Sr. Unsec’d. Notes	2.250	11/24/30	260	221,325
Sr. Unsec’d. Notes, EMTN	4.250	04/16/39	400	352,500

TMS Issuer Sarl, Sr. Sec’d. Notes, 144A	5.780	08/23/32	200	204,100
				1,368,152
South Africa 1.6%
Eskom Holdings SOC Ltd.,
Gov’t. Gtd. Notes, MTN	6.350	08/10/28	1,510	1,489,237
Sr. Unsec’d. Notes	7.125	02/11/25	890	890,000
Sr. Unsec’d. Notes, MTN	8.450	08/10/28	460	471,500

MTN Mauritius Investments Ltd., Gtd. Notes, 144A	6.500	10/13/26	200	200,250
Sasol Financing USA LLC, Gtd. Notes	6.500	09/27/28	300	291,375
Transnet SOC Ltd.,
Sr. Unsec’d. Notes	8.250	02/06/28	200	202,625
Sr. Unsec’d. Notes, 144A	8.250	02/06/28	420	425,513
				3,970,500

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Trinidad & Tobago 0.1%
Heritage Petroleum Co. Ltd., Sr. Sec’d. Notes, 144A	9.000%	08/12/29		200	$208,230
Turkey 0.1%
Aydem Yenilenebilir Enerji A/S, Sr. Sec’d. Notes, 144A	7.750	02/02/27		200	197,063
Ukraine 0.1%
NAK Naftogaz Ukraine via Kondor Finance PLC, Sr. Unsec’d. Notes, PIK	7.125	07/19/26(d)	EUR	420	338,636
State Savings Bank of Ukraine Via SSB #1 PLC, Sr. Unsec’d. Notes	9.625	03/20/25		20	18,800
					357,436
United Arab Emirates 1.9%
Abu Dhabi Crude Oil Pipeline LLC,
Sr. Sec’d. Notes	3.650	11/02/29		200	188,875
Sr. Sec’d. Notes	4.600	11/02/47		400	359,875

Abu Dhabi National Energy Co. PJSC, Sr. Unsec’d. Notes, 144A	4.000	10/03/49		200	163,188
DP World Crescent Ltd., Sr. Unsec’d. Notes, EMTN	3.875	07/18/29		660	624,938
DP World Ltd., Sr. Unsec’d. Notes, EMTN	6.850	07/02/37		1,920	2,111,400
Galaxy Pipeline Assets Bidco Ltd.,
Sr. Sec’d. Notes	2.160	03/31/34		178	153,996
Sr. Sec’d. Notes, 144A	2.940	09/30/40		916	740,637
MDGH GMTN RSC Ltd.,
Gtd. Notes, 144A, MTN	5.084	05/22/53		200	190,750
Gtd. Notes, EMTN	3.700	11/07/49		240	184,575
					4,718,234
Venezuela 0.4%
Petroleos de Venezuela SA,
Gtd. Notes	5.375	04/12/27(d)		205	22,960
Gtd. Notes	6.000	05/16/24(d)		1,280	145,920
Gtd. Notes	6.000	11/15/26(d)		2,010	231,150
Gtd. Notes	9.750	05/17/35(d)		350	43,050
Sr. Sec’d. Notes	8.500	10/27/20(d)		645	580,500
					1,023,580

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Vietnam 0.2%
Mong Duong Finance Holdings BV, Sr. Sec’d. Notes	5.125%	05/07/29		422	$404,248

Total Corporate Bonds (cost $56,793,388)					54,234,235
Sovereign Bonds 71.6%
Angola 1.7%
Angolan Government International Bond,
Sr. Unsec’d. Notes	8.250	05/09/28		1,740	1,648,650
Sr. Unsec’d. Notes	8.750	04/14/32		500	445,063
Sr. Unsec’d. Notes	9.375	05/08/48		800	673,250
Sr. Unsec’d. Notes	9.500	11/12/25		505	513,206
Sr. Unsec’d. Notes, EMTN	8.000	11/26/29		1,000	905,312
					4,185,481
Argentina 1.8%
Argentine Republic Government International Bond,
Sr. Unsec’d. Notes	0.000	12/15/35(d)		16,368	245,520
Sr. Unsec’d. Notes	0.000	12/15/35(d)	EUR	15,000	923,375
Sr. Unsec’d. Notes	0.750(cc)	07/09/30		1,902	1,028,067
Sr. Unsec’d. Notes	1.000	07/09/29		544	315,577
Sr. Unsec’d. Notes	3.500(cc)	07/09/41		1,367	544,738
Sr. Unsec’d. Notes	4.125(cc)	07/09/35		1,772	740,855
Sr. Unsec’d. Notes	4.125(cc)	07/09/46		335	148,133
Sr. Unsec’d. Notes	5.000	01/09/38		1,217	562,041
					4,508,306
Bahrain 1.6%
Bahrain Government International Bond,
Sr. Unsec’d. Notes	6.000	09/19/44		200	165,446
Sr. Unsec’d. Notes	6.750	09/20/29		800	819,000
Sr. Unsec’d. Notes	7.000	10/12/28		950	988,294
Sr. Unsec’d. Notes	7.375	05/14/30		1,070	1,124,870
Sr. Unsec’d. Notes	7.500	09/20/47		400	386,000
Sr. Unsec’d. Notes, 144A	7.500	02/12/36		325	335,969
Sr. Unsec’d. Notes, EMTN	6.250	01/25/51		200	167,298
					3,986,877

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Sovereign Bonds (Continued)
Brazil 3.3%
Brazil Minas SPE via State of Minas Gerais, Gov’t. Gtd. Notes	5.333%	02/15/28	114	$112,789
Brazilian Government International Bond,
Sr. Unsec’d. Notes	3.875	06/12/30	1,285	1,162,385
Sr. Unsec’d. Notes	5.000	01/27/45	1,631	1,293,774
Sr. Unsec’d. Notes	5.625	01/07/41	845	757,543
Sr. Unsec’d. Notes	6.000	10/20/33	1,495	1,472,441
Sr. Unsec’d. Notes	6.125	01/22/32	600	597,582
Sr. Unsec’d. Notes	6.250	03/18/31	210	212,180
Sr. Unsec’d. Notes	7.125	01/20/37	585	623,920
Sr. Unsec’d. Notes	7.125	05/13/54	1,025	1,012,700
Sr. Unsec’d. Notes	8.250	01/20/34	763	878,167
				8,123,481
Chile 0.5%
Chile Government International Bond,
Sr. Unsec’d. Notes	2.550	07/27/33	370	306,408
Sr. Unsec’d. Notes	2.750	01/31/27	220	208,120
Sr. Unsec’d. Notes	3.100	01/22/61	200	126,400
Sr. Unsec’d. Notes	3.250	09/21/71	200	126,700
Sr. Unsec’d. Notes	4.000	01/31/52	235	186,092
Sr. Unsec’d. Notes	4.340	03/07/42	280	244,720
				1,198,440
Colombia 3.3%
Colombia Government International Bond,
Sr. Unsec’d. Notes	3.000	01/30/30	1,518	1,263,735
Sr. Unsec’d. Notes	3.875	04/25/27	870	826,065
Sr. Unsec’d. Notes	4.500	03/15/29	1,560	1,440,660
Sr. Unsec’d. Notes	5.000	06/15/45	400	285,000
Sr. Unsec’d. Notes	5.200	05/15/49	802	573,831
Sr. Unsec’d. Notes	5.625	02/26/44	710	552,380
Sr. Unsec’d. Notes	6.125	01/18/41	730	621,230
Sr. Unsec’d. Notes	7.500	02/02/34	840	852,180
Sr. Unsec’d. Notes	8.000	04/20/33	910	954,590
Sr. Unsec’d. Notes	8.750	11/14/53	500	531,750
Sr. Unsec’d. Notes	10.375	01/28/33	200	241,124
				8,142,545

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Sovereign Bonds (Continued)
Costa Rica 1.3%
Costa Rica Government International Bond,
Sr. Unsec’d. Notes	4.375%	04/30/25	200	$198,062
Sr. Unsec’d. Notes	6.125	02/19/31	650	658,450
Sr. Unsec’d. Notes	6.550	04/03/34	330	341,345
Sr. Unsec’d. Notes	7.000	04/04/44	400	414,500
Sr. Unsec’d. Notes, 144A	6.550	04/03/34	465	480,987
Unsec’d. Notes, 144A	7.300	11/13/54	1,087	1,157,655
				3,250,999
Dominican Republic 4.3%
Dominican Republic International Bond,
Sr. Unsec’d. Notes	4.500	01/30/30	1,841	1,710,399
Sr. Unsec’d. Notes	4.875	09/23/32	390	357,217
Sr. Unsec’d. Notes	5.300	01/21/41	400	347,752
Sr. Unsec’d. Notes	5.500	02/22/29	1,283	1,260,150
Sr. Unsec’d. Notes	5.875	01/30/60	270	234,733
Sr. Unsec’d. Notes	5.950	01/25/27	705	706,762
Sr. Unsec’d. Notes	6.000	07/19/28	1,115	1,118,836
Sr. Unsec’d. Notes	6.400	06/05/49	1,020	973,080
Sr. Unsec’d. Notes	6.850	01/27/45	610	615,338
Sr. Unsec’d. Notes	6.875	01/29/26	793	803,158
Sr. Unsec’d. Notes	7.050	02/03/31	380	398,764
Sr. Unsec’d. Notes	7.450	04/30/44	720	772,423
Sr. Unsec’d. Notes, 144A	5.300	01/21/41	150	130,407
Sr. Unsec’d. Notes, 144A	5.500	02/22/29	1,010	992,012
Sr. Unsec’d. Notes, 144A	6.000	07/19/28	170	170,585
				10,591,616
Ecuador 1.6%
Ecuador Government International Bond,
Sr. Unsec’d. Notes	5.000(cc)	07/31/40	1,177	569,031
Sr. Unsec’d. Notes	6.900	07/31/30	850	575,260
Sr. Unsec’d. Notes, 144A	7.187(s)	07/31/30	179	91,306
Sr. Unsec’d. Notes, 144A	5.000(cc)	07/31/40	1,711	827,231
Sr. Unsec’d. Notes, 144A	5.500(cc)	07/31/35	1,721	911,592
Sr. Unsec’d. Notes, 144A	6.900	07/31/30	1,560	1,056,249
				4,030,669

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Egypt 2.8%
Egypt Government International Bond,
Sr. Unsec’d. Notes	5.800%	09/30/27		895	$817,527
Sr. Unsec’d. Notes	7.500	01/31/27		200	194,250
Sr. Unsec’d. Notes	7.625	05/29/32		1,310	1,097,125
Sr. Unsec’d. Notes	7.903	02/21/48		200	143,938
Sr. Unsec’d. Notes	8.500	01/31/47		700	528,937
Sr. Unsec’d. Notes	8.700	03/01/49		850	651,312
Sr. Unsec’d. Notes	8.875	05/29/50		400	309,000
Sr. Unsec’d. Notes, 144A	8.700	03/01/49		410	314,162
Sr. Unsec’d. Notes, 144A, MTN	6.375	04/11/31	EUR	220	192,931
Sr. Unsec’d. Notes, 144A, MTN	8.500	01/31/47		255	192,684
Sr. Unsec’d. Notes, EMTN	4.750	04/16/26	EUR	640	661,471
Sr. Unsec’d. Notes, EMTN	5.625	04/16/30	EUR	450	396,459
Sr. Unsec’d. Notes, EMTN	6.375	04/11/31	EUR	600	526,175
Sr. Unsec’d. Notes, EMTN	7.053	01/15/32		200	164,000
Sr. Unsec’d. Notes, EMTN	7.600	03/01/29		850	791,297
					6,981,268
El Salvador 1.0%
El Salvador Government International Bond,
Sr. Unsec’d. Notes	6.375	01/18/27		318	290,077
Sr. Unsec’d. Notes	7.625	02/01/41		300	210,300
Sr. Unsec’d. Notes	7.650	06/15/35		57	42,551
Sr. Unsec’d. Notes	8.250	04/10/32		275	222,406
Sr. Unsec’d. Notes	8.625	02/28/29		827	754,381
Sr. Unsec’d. Notes, 144A	0.250	04/17/30		930	26,040
Sr. Unsec’d. Notes, 144A	9.250	04/17/30		1,130	1,027,599
					2,573,354
Gabon 0.2%
Gabon Government International Bond,
Sr. Unsec’d. Notes	6.625	02/06/31		315	231,230
Sr. Unsec’d. Notes	7.000	11/24/31		200	146,500
					377,730
Ghana 1.3%
Ghana Government International Bond,
Bank Gtd. Notes, 144A	10.750	10/14/30		400	268,625
Sr. Unsec’d. Notes	6.375	02/11/27(d)		450	225,140
Sr. Unsec’d. Notes	7.750	04/07/29(d)		650	327,437

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Sovereign Bonds (Continued)
Ghana (cont’d.)
Ghana Government International Bond, (cont’d.)
Sr. Unsec’d. Notes	7.875%	03/26/27(d)	1,150	$579,669
Sr. Unsec’d. Notes	7.875	02/11/35(d)	1,200	610,500
Sr. Unsec’d. Notes	8.750	03/11/61(d)	200	102,000
Sr. Unsec’d. Notes	8.875	05/07/42(d)	200	101,376
Sr. Unsec’d. Notes	8.950	03/26/51(d)	870	445,875
Sr. Unsec’d. Notes, 144A	7.625	05/16/29	400	200,000
Sr. Unsec’d. Notes, 144A	8.125	01/18/26	600	308,100
Sr. Unsec’d. Notes, 144A	8.950	03/26/51(a)(d)	205	105,063
				3,273,785
Guatemala 1.4%
Guatemala Government Bond,
Sr. Unsec’d. Notes	3.700	10/07/33	200	165,750
Sr. Unsec’d. Notes	4.500	05/03/26	302	293,884
Sr. Unsec’d. Notes	4.875	02/13/28	400	386,625
Sr. Unsec’d. Notes	6.125	06/01/50	850	780,406
Sr. Unsec’d. Notes	7.050	10/04/32	800	848,250
Sr. Unsec’d. Notes, 144A	4.650	10/07/41	200	159,187
Sr. Unsec’d. Notes, 144A	6.050	08/06/31	200	199,880
Sr. Unsec’d. Notes, 144A	6.550	02/06/37	200	200,526
Unsec’d. Notes	5.250	08/10/29	430	417,772
				3,452,280
Honduras 0.2%
Honduras Government International Bond, Sr. Unsec’d. Notes	6.250	01/19/27	400	384,250
Hungary 2.5%
Hungary Government International Bond,
Sr. Unsec’d. Notes	3.125	09/21/51	440	279,734
Sr. Unsec’d. Notes	5.250	06/16/29	200	199,250
Sr. Unsec’d. Notes	6.125	05/22/28	612	628,448
Sr. Unsec’d. Notes	6.250	09/22/32	220	230,313
Sr. Unsec’d. Notes	7.625	03/29/41	760	872,812
Sr. Unsec’d. Notes, 144A	5.250	06/16/29	740	737,225
Sr. Unsec’d. Notes, 144A	5.500	03/26/36	1,220	1,196,362
Sr. Unsec’d. Notes, 144A	6.250	09/22/32	1,235	1,292,891
Sr. Unsec’d. Notes, 144A	6.750	09/25/52	220	237,875

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Hungary (cont’d.)

Magyar Export-Import Bank Zrt, Gov’t. Gtd. Notes, 144A	6.125%	12/04/27		600	$604,688
					6,279,598
India 0.2%
Export-Import Bank of India,
Sr. Unsec’d. Notes, 144A, MTN	3.250	01/15/30		400	367,375
Sr. Unsec’d. Notes, EMTN	2.250	01/13/31		200	168,462
					535,837
Indonesia 2.4%
Indonesia Government International Bond,
Sr. Unsec’d. Notes	1.100	03/12/33	EUR	440	383,482
Sr. Unsec’d. Notes	1.400	10/30/31	EUR	100	92,566
Sr. Unsec’d. Notes	3.550	03/31/32		200	182,125
Sr. Unsec’d. Notes	4.300	03/31/52		400	341,500
Sr. Unsec’d. Notes	4.650	09/20/32		590	578,200
Sr. Unsec’d. Notes	5.450	09/20/52		400	401,000
Sr. Unsec’d. Notes	5.650	01/11/53		200	205,563
Sr. Unsec’d. Notes	6.625	02/17/37		150	168,703
Sr. Unsec’d. Notes	7.750	01/17/38		690	853,012
Sr. Unsec’d. Notes	8.500	10/12/35		400	510,875
Sr. Unsec’d. Notes, 144A	6.625	02/17/37		290	326,159
Sr. Unsec’d. Notes, EMTN	3.750	06/14/28	EUR	100	108,550
Sr. Unsec’d. Notes, EMTN	4.625	04/15/43		200	184,125
Sr. Unsec’d. Notes, EMTN	5.125	01/15/45		200	196,375
Sr. Unsec’d. Notes, EMTN	5.250	01/17/42		400	399,000
Sr. Unsec’d. Notes, EMTN	6.750	01/15/44		100	117,375
Perusahaan Penerbit SBSN Indonesia III,
Sr. Unsec’d. Notes	4.700	06/06/32		600	586,687
Sr. Unsec’d. Notes, 144A	4.700	06/06/32		205	200,452
					5,835,749
Ivory Coast 1.5%
Ivory Coast Government International Bond,
Sr. Unsec’d. Notes	4.875	01/30/32	EUR	105	96,208
Sr. Unsec’d. Notes	5.250	03/22/30	EUR	1,360	1,355,951
Sr. Unsec’d. Notes	5.750	12/31/32		76	70,993
Sr. Unsec’d. Notes	5.875	10/17/31	EUR	1,150	1,134,130
Sr. Unsec’d. Notes	6.375	03/03/28		200	195,875

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Ivory Coast (cont’d.)
Ivory Coast Government International Bond, (cont’d.)
Sr. Unsec’d. Notes	6.875%	10/17/40	EUR	250	$226,934
Sr. Unsec’d. Notes, 144A	7.625	01/30/33		315	305,983
Sr. Unsec’d. Notes, 144A	8.250	01/30/37		400	387,000
					3,773,074
Jamaica 0.6%
Jamaica Government International Bond,
Sr. Unsec’d. Notes	6.750	04/28/28		500	518,438
Sr. Unsec’d. Notes	7.875	07/28/45		400	473,252
Sr. Unsec’d. Notes	8.000	03/15/39		320	380,000
					1,371,690
Jordan 0.7%
Jordan Government International Bond,
Sr. Unsec’d. Notes	5.750	01/31/27		200	192,000
Sr. Unsec’d. Notes	6.125	01/29/26		200	196,250
Sr. Unsec’d. Notes	7.375	10/10/47		400	348,200
Sr. Unsec’d. Notes	7.750	01/15/28		550	552,922
Sr. Unsec’d. Notes, 144A	7.500	01/13/29		205	203,155
Sr. Unsec’d. Notes, 144A	7.750	01/15/28		220	221,169
					1,713,696
Kazakhstan 0.1%
Kazakhstan Government International Bond, Sr. Unsec’d. Notes, EMTN	6.500	07/21/45		200	229,750
Kenya 0.3%
Republic of Kenya Government International Bond,
Sr. Unsec’d. Notes	7.000	05/22/27		400	379,125
Sr. Unsec’d. Notes, 144A	9.750	02/16/31		265	251,419
					630,544
Lebanon 0.1%
Lebanon Government International Bond,
Sr. Unsec’d. Notes	6.000	01/27/23(d)		191	12,415
Sr. Unsec’d. Notes	6.650	04/22/24(d)		172	11,180
Sr. Unsec’d. Notes	6.750	11/29/27(d)		170	11,050
Sr. Unsec’d. Notes	6.850	03/23/27(d)		30	1,950

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Sovereign Bonds (Continued)
Lebanon (cont’d.)
Lebanon Government International Bond, (cont’d.)
Sr. Unsec’d. Notes	7.000%	04/22/31(d)	115	$7,475
Sr. Unsec’d. Notes, EMTN	6.100	10/04/22(d)	75	4,875
Sr. Unsec’d. Notes, EMTN	6.850	05/25/29(d)	335	21,775
Sr. Unsec’d. Notes, GMTN	6.250	05/27/22(d)	245	15,925
Sr. Unsec’d. Notes, GMTN	6.250	11/04/24(d)	320	20,800
Sr. Unsec’d. Notes, GMTN	6.375	03/09/20(d)	220	14,300
Sr. Unsec’d. Notes, GMTN	6.400	05/26/23(d)	250	17,250
Sr. Unsec’d. Notes, GMTN	6.650	02/26/30(d)	715	46,475
Sr. Unsec’d. Notes, GMTN	7.150	11/20/31(d)	415	29,050
				214,520
Mexico 2.2%
Mexico Government International Bond,
Sr. Unsec’d. Notes	2.659	05/24/31	465	391,181
Sr. Unsec’d. Notes	3.250	04/16/30	270	242,578
Sr. Unsec’d. Notes	3.500	02/12/34	270	224,640
Sr. Unsec’d. Notes	3.750	01/11/28	320	307,300
Sr. Unsec’d. Notes	4.600	02/10/48	300	234,656
Sr. Unsec’d. Notes	4.875	05/19/33	550	517,688
Sr. Unsec’d. Notes	5.400	02/09/28	350	353,172
Sr. Unsec’d. Notes	6.000	05/07/36	605	602,882
Sr. Unsec’d. Notes	6.338	05/04/53	290	278,255
Sr. Unsec’d. Notes	6.350	02/09/35	250	257,125
Sr. Unsec’d. Notes	6.400	05/07/54	400	387,400
Sr. Unsec’d. Notes, GMTN	5.750	10/12/2110	358	300,362
Sr. Unsec’d. Notes, MTN	4.750	03/08/44	140	114,870
Sr. Unsec’d. Notes, MTN	6.050	01/11/40	930	917,445
Sr. Unsec’d. Notes, Series A, MTN	6.750	09/27/34	203	215,688
Sr. Unsec’d. Notes, Series A, MTN	7.500	04/08/33	130	146,770
				5,492,012
Mongolia 0.2%
Mongolia Government International Bond,
Sr. Unsec’d. Notes	4.450	07/07/31	200	172,500
Sr. Unsec’d. Notes	8.650	01/19/28	200	209,688
Sr. Unsec’d. Notes, 144A	7.875	06/05/29	200	206,772
				588,960

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Sovereign Bonds (Continued)
Montenegro 0.1%
Montenegro Government International Bond, Sr. Unsec’d. Notes, 144A	7.250%	03/12/31	200	$203,500
Morocco 0.7%
Morocco Government International Bond,
Sr. Unsec’d. Notes	2.375	12/15/27	200	181,000
Sr. Unsec’d. Notes	4.000	12/15/50	400	279,000
Sr. Unsec’d. Notes	6.500	09/08/33	400	416,750
Sr. Unsec’d. Notes, 144A	5.950	03/08/28	330	334,620
Sr. Unsec’d. Notes, 144A	6.500	09/08/33	595	619,916
				1,831,286
Mozambique 0.1%
Mozambique International Bond, Unsec’d. Notes	9.000	09/15/31	400	339,625
Nigeria 1.3%
Nigeria Government International Bond,
Sr. Unsec’d. Notes	7.143	02/23/30	200	175,062
Sr. Unsec’d. Notes	7.696	02/23/38	200	155,625
Sr. Unsec’d. Notes	7.875	02/16/32	400	347,000
Sr. Unsec’d. Notes	8.747	01/21/31	400	372,000
Sr. Unsec’d. Notes	9.248	01/21/49	200	173,750
Sr. Unsec’d. Notes, 144A	7.696	02/23/38	200	155,625
Sr. Unsec’d. Notes, 144A, MTN	7.375	09/28/33	200	163,438
Sr. Unsec’d. Notes, EMTN	6.500	11/28/27	700	644,219
Sr. Unsec’d. Notes, EMTN	8.250	09/28/51	250	192,187
Sr. Unsec’d. Notes, EMTN	8.375	03/24/29	800	751,750
				3,130,656
Oman 2.8%
Oman Government International Bond,
Sr. Unsec’d. Notes	4.750	06/15/26	410	404,619
Sr. Unsec’d. Notes	5.375	03/08/27	930	929,709
Sr. Unsec’d. Notes	5.625	01/17/28	1,480	1,490,638
Sr. Unsec’d. Notes	6.500	03/08/47	1,025	1,040,695
Sr. Unsec’d. Notes	6.750	10/28/27	800	831,250
Sr. Unsec’d. Notes	7.000	01/25/51	600	644,250

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Sovereign Bonds (Continued)
Oman (cont’d.)
Oman Government International Bond, (cont’d.)
Sr. Unsec’d. Notes, 144A	6.750%	01/17/48	200	$208,000
Sr. Unsec’d. Notes, EMTN	6.000	08/01/29	1,200	1,233,750
				6,782,911
Pakistan 1.2%
Pakistan Government International Bond,
Sr. Unsec’d. Notes	6.875	12/05/27	1,200	1,029,000
Sr. Unsec’d. Notes	8.250	09/30/25(a)	500	482,555
Sr. Unsec’d. Notes, 144A, MTN	7.375	04/08/31	200	158,938
Sr. Unsec’d. Notes, EMTN	6.000	04/08/26	810	733,301
Sr. Unsec’d. Notes, EMTN	7.375	04/08/31	650	516,549
				2,920,343
Panama 2.5%
Panama Government International Bond,
Sr. Unsec’d. Notes	3.160	01/23/30	1,180	1,015,543
Sr. Unsec’d. Notes	3.298	01/19/33	200	159,750
Sr. Unsec’d. Notes	4.300	04/29/53	200	133,000
Sr. Unsec’d. Notes	4.500	04/16/50	850	587,562
Sr. Unsec’d. Notes	4.500	04/01/56	1,092	730,614
Sr. Unsec’d. Notes	6.700	01/26/36	695	694,785
Sr. Unsec’d. Notes	6.853	03/28/54	215	203,712
Sr. Unsec’d. Notes	7.500	03/01/31	1,830	1,935,225
Sr. Unsec’d. Notes	7.875	03/01/57	200	213,090
Sr. Unsec’d. Notes	8.000	03/01/38	200	216,188
Sr. Unsec’d. Notes	9.375	04/01/29	165	186,450
				6,075,919
Papua New Guinea 0.2%
Papua New Guinea Government International Bond,
Sr. Unsec’d. Notes	8.375	10/04/28	220	214,018
Sr. Unsec’d. Notes, 144A	8.375	10/04/28	200	194,562
				408,580
Paraguay 0.6%
Paraguay Government International Bond,
Sr. Unsec’d. Notes	4.700	03/27/27	200	197,000
Sr. Unsec’d. Notes	4.950	04/28/31	200	195,188

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Paraguay (cont’d.)
Paraguay Government International Bond, (cont’d.)
Sr. Unsec’d. Notes	6.100%	08/11/44		700	$689,062
Sr. Unsec’d. Notes, 144A	5.400	03/30/50		200	178,300
Sr. Unsec’d. Notes, 144A	6.000	02/09/36		200	205,062
					1,464,612
Peru 1.6%
Peruvian Government International Bond,
Sr. Unsec’d. Notes	2.780	12/01/60		490	280,770
Sr. Unsec’d. Notes	2.783	01/23/31		1,050	912,516
Sr. Unsec’d. Notes	3.000	01/15/34		1,055	875,320
Sr. Unsec’d. Notes	3.230	07/28/2121		110	63,353
Sr. Unsec’d. Notes	3.600	01/15/72		515	338,130
Sr. Unsec’d. Notes	5.625	11/18/50		502	497,231
Sr. Unsec’d. Notes	6.550	03/14/37		225	245,953
Sr. Unsec’d. Notes	8.750	11/21/33		670	824,937
					4,038,210
Philippines 1.6%
Philippine Government International Bond,
Sr. Unsec’d. Notes	1.750	04/28/41	EUR	265	207,300
Sr. Unsec’d. Notes	2.650	12/10/45		200	133,022
Sr. Unsec’d. Notes	3.200	07/06/46		200	143,937
Sr. Unsec’d. Notes	3.556	09/29/32		300	271,875
Sr. Unsec’d. Notes	3.700	03/01/41		600	495,375
Sr. Unsec’d. Notes	3.950	01/20/40		450	388,969
Sr. Unsec’d. Notes	4.200	03/29/47		700	589,827
Sr. Unsec’d. Notes	5.000	07/17/33		770	770,481
Sr. Unsec’d. Notes	5.609	04/13/33		200	208,500
Sr. Unsec’d. Notes	6.375	10/23/34		200	221,772
Sr. Unsec’d. Notes	7.750	01/14/31		420	484,444
					3,915,502
Poland 0.6%
Republic of Poland Government International Bond,
Sr. Unsec’d. Notes	5.500	04/04/53		785	773,476
Sr. Unsec’d. Notes	5.500	03/18/54		580	569,607
Sr. Unsec’d. Notes	5.750	11/16/32		230	241,983
					1,585,066

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Qatar 2.1%
Qatar Government International Bond,
Sr. Unsec’d. Notes	3.750%	04/16/30		1,000	$962,500
Sr. Unsec’d. Notes	4.625	06/02/46		330	306,694
Sr. Unsec’d. Notes	4.817	03/14/49		220	208,656
Sr. Unsec’d. Notes	5.103	04/23/48		2,210	2,181,684
Sr. Unsec’d. Notes	6.400	01/20/40		100	113,625
Sr. Unsec’d. Notes, 144A	4.817	03/14/49		1,340	1,270,906
Sr. Unsec’d. Notes, 144A	5.103	04/23/48		200	197,438
					5,241,503
Romania 2.8%
Romanian Government International Bond,
Sr. Unsec’d. Notes	5.125	06/15/48		180	152,044
Sr. Unsec’d. Notes, 144A	6.375	01/30/34		520	528,450
Sr. Unsec’d. Notes, 144A	6.625	02/17/28		1,080	1,112,940
Sr. Unsec’d. Notes, 144A	7.125	01/17/33		478	511,759
Sr. Unsec’d. Notes, 144A	7.625	01/17/53		426	471,129
Sr. Unsec’d. Notes, 144A, MTN	6.000	05/25/34		1,022	1,018,168
Sr. Unsec’d. Notes, EMTN	2.000	04/14/33	EUR	260	215,639
Sr. Unsec’d. Notes, EMTN	2.125	03/07/28	EUR	960	970,451
Sr. Unsec’d. Notes, EMTN	3.875	10/29/35	EUR	440	409,228
Sr. Unsec’d. Notes, EMTN	4.125	03/11/39	EUR	410	372,727
Sr. Unsec’d. Notes, EMTN	5.000	09/27/26	EUR	290	321,796
Sr. Unsec’d. Notes, EMTN	6.000	05/25/34		80	79,700
Sr. Unsec’d. Notes, EMTN	6.625	09/27/29	EUR	570	668,546
					6,832,577
Saudi Arabia 2.5%
Saudi Government International Bond,
Sr. Unsec’d. Notes, 144A, MTN	5.000	01/16/34		385	383,075
Sr. Unsec’d. Notes, 144A, MTN	5.000	01/18/53		600	533,625
Sr. Unsec’d. Notes, 144A, MTN	5.250	01/16/50		400	374,750
Sr. Unsec’d. Notes, 144A, MTN	5.750	01/16/54		365	357,244
Sr. Unsec’d. Notes, EMTN	4.500	10/26/46		2,500	2,116,406
Sr. Unsec’d. Notes, EMTN	4.625	10/04/47		1,470	1,260,984
Sr. Unsec’d. Notes, EMTN	5.000	04/17/49		800	724,500
Sr. Unsec’d. Notes, EMTN	5.250	01/16/50		480	449,700
					6,200,284

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Senegal 0.6%
Senegal Government International Bond,
Sr. Unsec’d. Notes	4.750%	03/13/28	EUR	820	$826,433
Sr. Unsec’d. Notes	5.375	06/08/37	EUR	685	535,619
Sr. Unsec’d. Notes, 144A	5.375	06/08/37	EUR	100	78,193
					1,440,245
Serbia 1.7%
Serbia International Bond,
Sr. Unsec’d. Notes	1.500	06/26/29	EUR	1,235	1,147,369
Sr. Unsec’d. Notes, 144A	1.650	03/03/33	EUR	1,045	864,471
Sr. Unsec’d. Notes, 144A	2.125	12/01/30		230	187,234
Sr. Unsec’d. Notes, 144A	6.000	06/12/34		380	378,815
Sr. Unsec’d. Notes, 144A	6.250	05/26/28		600	613,125
Sr. Unsec’d. Notes, 144A	6.500	09/26/33		830	857,234
Sr. Unsec’d. Notes, EMTN	1.000	09/23/28	EUR	230	214,147
					4,262,395
South Africa 1.6%
Republic of South Africa Government International Bond,
Sr. Unsec’d. Notes	4.850	09/30/29		1,400	1,303,750
Sr. Unsec’d. Notes	5.750	09/30/49		1,550	1,191,562
Sr. Unsec’d. Notes	5.875	06/22/30		340	328,525
Sr. Unsec’d. Notes	5.875	04/20/32		400	377,500
Sr. Unsec’d. Notes	7.300	04/20/52		880	810,700
					4,012,037
Sri Lanka 0.9%
Sri Lanka Government International Bond,
Sr. Unsec’d. Notes	5.750	04/18/23(d)		400	219,044
Sr. Unsec’d. Notes	6.200	05/11/27(d)		600	333,750
Sr. Unsec’d. Notes	6.350	06/28/24(d)		630	350,255
Sr. Unsec’d. Notes	6.750	04/18/28(d)		240	136,125
Sr. Unsec’d. Notes	6.825	07/18/26(d)		730	409,260
Sr. Unsec’d. Notes	6.850	11/03/25(d)		350	198,625
Sr. Unsec’d. Notes	7.550	03/28/30(d)		440	246,127
Sr. Unsec’d. Notes	7.850	03/14/29(d)		250	141,095
Sr. Unsec’d. Notes, 144A	6.850	03/14/24(d)		205	113,029
					2,147,310

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Turkey 4.4%
Turkiye Government International Bond,
Sr. Unsec’d. Notes	4.250%	04/14/26		200	$194,375
Sr. Unsec’d. Notes	4.750	01/26/26		250	245,125
Sr. Unsec’d. Notes	4.875	10/09/26		620	604,562
Sr. Unsec’d. Notes	5.250	03/13/30		810	754,819
Sr. Unsec’d. Notes	5.750	05/11/47		600	466,128
Sr. Unsec’d. Notes	5.950	01/15/31		600	566,812
Sr. Unsec’d. Notes	6.000	03/25/27		440	438,350
Sr. Unsec’d. Notes	6.000	01/14/41		200	169,438
Sr. Unsec’d. Notes	6.125	10/24/28		920	909,937
Sr. Unsec’d. Notes	6.875	03/17/36		699	673,661
Sr. Unsec’d. Notes	7.125	07/17/32		350	349,857
Sr. Unsec’d. Notes	7.625	05/15/34		360	368,964
Sr. Unsec’d. Notes	9.125	07/13/30		1,245	1,378,725
Sr. Unsec’d. Notes	9.375	03/14/29		1,831	2,019,250
Sr. Unsec’d. Notes	9.375	01/19/33		800	909,000
Sr. Unsec’d. Notes	9.875	01/15/28		629	696,814
					10,745,817
Ukraine 0.9%
Ukraine Government International Bond,
Sr. Unsec’d. Notes	4.375	01/27/32(d)	EUR	760	231,537
Sr. Unsec’d. Notes	6.750	06/20/28(d)	EUR	580	187,370
Sr. Unsec’d. Notes	7.253	03/15/35(d)		250	76,500
Sr. Unsec’d. Notes	7.375	09/25/34(d)		200	61,400
Sr. Unsec’d. Notes	7.750	09/01/25(d)		300	109,050
Sr. Unsec’d. Notes	7.750	09/01/26(d)		720	244,800
Sr. Unsec’d. Notes	7.750	09/01/27(d)		880	289,080
Sr. Unsec’d. Notes	7.750	09/01/28(d)		520	163,020
Sr. Unsec’d. Notes	7.750	09/01/29(d)		520	163,020
Sr. Unsec’d. Notes	8.994	02/01/26(d)		200	72,500
Sr. Unsec’d. Notes	9.750	11/01/30(d)		1,665	547,785
Sr. Unsec’d. Notes, 144A	4.375	01/27/32(d)	EUR	100	30,465

Ukreximbank Via Biz Finance PLC, Sr. Unsec’d. Notes	9.750	01/22/25		13	11,750
					2,188,277
United Arab Emirates 1.3%
Abu Dhabi Government International Bond,
Sr. Unsec’d. Notes	3.125	09/30/49		800	563,000
Sr. Unsec’d. Notes, 144A	3.125	09/30/49		500	351,875

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Sovereign Bonds (Continued)
United Arab Emirates (cont’d.)
Abu Dhabi Government International Bond, (cont’d.)
Sr. Unsec’d. Notes, 144A, MTN	3.875%	04/16/50	200	$160,500
Sr. Unsec’d. Notes, EMTN	3.875	04/16/50	400	321,000

Emirate of Dubai Government International Bonds, Sr. Unsec’d. Notes, EMTN	5.250	01/30/43(a)	990	947,925
Finance Department Government of Sharjah,
Sr. Unsec’d. Notes	6.500	11/23/32	200	209,813
Sr. Unsec’d. Notes, 144A	6.500	11/23/32	355	372,417
Sr. Unsec’d. Notes, 144A, MTN	4.000	07/28/50	400	264,000
Sr. Unsec’d. Notes, MTN	4.000	07/28/50	200	132,000
				3,322,530
Uruguay 1.4%
Uruguay Government International Bond,
Sr. Unsec’d. Notes	4.125	11/20/45	120	106,320
Sr. Unsec’d. Notes	4.975	04/20/55	800	747,752
Sr. Unsec’d. Notes	5.100	06/18/50	1,104	1,066,050
Sr. Unsec’d. Notes	7.625	03/21/36	870	1,046,175
Sr. Unsec’d. Notes, Cash coupon 7.875%	7.875	01/15/33	435	520,042
				3,486,339
Venezuela 0.3%
Venezuela Government International Bond,
Sr. Unsec’d. Notes	8.250	10/13/24(d)	260	39,650
Sr. Unsec’d. Notes	9.000	05/07/23(d)	545	85,020
Sr. Unsec’d. Notes	9.250	09/15/27(d)	1,670	299,765
Sr. Unsec’d. Notes	9.375	01/13/34(d)	235	45,238
Sr. Unsec’d. Notes	11.750	10/21/26(d)	445	80,100
Sr. Unsec’d. Notes	11.950	08/05/31(d)	555	98,790
Sr. Unsec’d. Notes	12.750	08/23/22(d)	840	148,260
				796,823

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Sovereign Bonds (Continued)
Zambia 0.7%
Zambia Government International Bond,
Unsec’d. Notes, 144A	0.500%	12/31/53	1,106	$559,658
Unsec’d. Notes, 144A	5.750(cc)	06/30/33	1,393	1,218,708
				1,778,366

Total Sovereign Bonds (cost $183,529,873)				176,877,224
U.S. Treasury Obligations 2.0%
U.S. Treasury Notes	1.500	09/30/24	1,940	1,927,572
U.S. Treasury Notes	4.250	09/30/24	3,050	3,043,685

Total U.S. Treasury Obligations (cost $4,972,864)				4,971,257

	Shares
Common Stock 0.0%
Jamaica
Digicel International Finance Ltd. (original cost $1,536; purchased 01/30/24 - 02/08/24)*^(f) (cost $1,536)	853	2,124

Total Long-Term Investments (cost $245,300,653)		236,086,162

Short-Term Investments 2.9%
Affiliated Mutual Funds 1.9%
PGIM Core Government Money Market Fund (7-day effective yield 5.561%)(wb)	3,639,873	3,639,873
PGIM Institutional Money Market Fund (7-day effective yield 5.606%) (cost $1,175,571; includes $1,166,548 of cash collateral for securities on loan)(b)(wb)	1,176,435	1,175,729

Total Affiliated Mutual Funds (cost $4,815,444)		4,815,602

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Foreign Treasury Obligation(n) 1.0%
Egypt
Egypt Treasury Bills, Series 364D (cost $2,530,002)	26.001%	12/03/24	EGP	130,000	$2,451,019
Options Purchased*~ 0.0%
(cost $30,507)					19,378

Total Short-Term Investments (cost $7,375,953)					7,285,999

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 98.5% (cost $252,676,606)					243,372,161
Options Written*~ (0.1)%
(premiums received $307,795)					(257,971)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 98.4% (cost $252,368,811)					243,114,190
Other assets in excess of liabilities(z) 1.6%					3,830,064

Net Assets 100.0%					$246,944,254

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

BRL—Brazilian Real
CLP—Chilean Peso
CNH—Chinese Renminbi
COP—Colombian Peso
CZK—Czech Koruna
EGP—Egyptian Pound
EUR—Euro
GBP—British Pound
HUF—Hungarian Forint
IDR—Indonesian Rupiah
INR—Indian Rupee
KRW—South Korean Won
MXN—Mexican Peso
MYR—Malaysian Ringgit
PEN—Peruvian Nuevo Sol
PHP—Philippine Peso
PLN—Polish Zloty
SGD—Singapore Dollar
THB—Thai Baht
TRY—Turkish Lira
TWD—New Taiwanese Dollar
USD—US Dollar

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
ZAR—South African Rand

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A—Annual payment frequency for swaps
BARC—Barclays Bank PLC
BOA—Bank of America, N.A.
BROIS—Brazil Overnight Index Swap
BUBOR—Budapest Interbank Offered Rate
CDX—Credit Derivative Index
CITI—Citibank, N.A.
CLOIS—Sinacofi Chile Interbank Rate Average
COOIS—Colombia Overnight Interbank Reference Rate
DB—Deutsche Bank AG
EMTN—Euro Medium Term Note
GMTN—Global Medium Term Note
GSI—Goldman Sachs International
HSBC—HSBC Bank PLC
JIBAR—Johannesburg Interbank Agreed Rate
JPM—JPMorgan Chase Bank N.A.
KLIBOR—Kuala Lumpur Interbank Offered Rate
KWCDC—Korean Won Certificate of Deposit
M—Monthly payment frequency for swaps
MIBOR—Mumbai Interbank Offered Rate
MSI—Morgan Stanley & Co International PLC
MTN—Medium Term Note
OTC—Over-the-counter
PIK—Payment-in-Kind
PJSC—Public Joint-Stock Company
PRIBOR—Prague Interbank Offered Rate
Q—Quarterly payment frequency for swaps
S—Semiannual payment frequency for swaps
SCB—Standard Chartered Bank
SSB—State Street Bank & Trust Company
T—Swap payment upon termination
TD—The Toronto-Dominion Bank
THOR—Thai Overnight Repurchase Rate
UAG—UBS AG
WIBOR—Warsaw Interbank Offered Rate

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $2,124 and 0.0% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $1,133,714; cash collateral of $1,166,548 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of July 31, 2024. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(f)	Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $137,774. The aggregate value of $154,160 is 0.1% of net assets.
(n)	Rate shown reflects yield to maturity at purchased date.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Options Purchased:
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Currency Option EUR vs HUF	Call	CITI	08/07/24	430.00		—	EUR	589	$1
Currency Option EUR vs PLN	Call	GSI	08/07/24	4.60		—	EUR	589	1
Currency Option EUR vs PLN	Call	DB	08/15/24	4.60		—	EUR	613	11
Currency Option USD vs CLP	Call	MSI	08/20/24	1,100.00		—		307	8
Currency Option USD vs CLP	Call	HSBC	08/21/24	1,150.00		—		306	2
Currency Option USD vs CLP	Call	DB	08/22/24	1,160.00		—		306	2
Currency Option USD vs CNH	Call	DB	12/20/24	7.25		—		1,204	8,507
Currency Option USD vs CNH	Call	MSI	12/20/24	7.25		—		1,176	8,309
Currency Option USD vs COP	Call	BARC	08/15/24	4,700.00		—		614	24
Currency Option USD vs COP	Call	HSBC	08/28/24	4,800.00		—		610	77
Currency Option USD vs MXN	Call	CITI	08/20/24	20.50		—		307	245
Currency Option USD vs MXN	Call	MSI	08/22/24	21.00		—		306	150
Currency Option USD vs MXN	Call	GSI	08/29/24	24.00		—		600	32
Currency Option USD vs TRY	Call	JPM	08/30/24	45.00		—		919	167

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Options Purchased (continued):
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Currency Option USD vs TRY	Call	BOA	02/21/25	85.00		—		293	$872
Currency Option USD vs ZAR	Call	MSI	08/21/24	21.50		—		306	5
Currency Option USD vs ZAR	Call	JPM	08/22/24	21.00		—		306	13
Currency Option USD vs CNH	Put	MSI	09/26/24	6.70		—		3,666	593
Currency Option USD vs CNH	Put	MSI	12/20/24	6.00		—		1,176	57
Currency Option USD vs CNH	Put	DB	12/20/24	6.40		—		1,204	286
Currency Option USD vs COP	Put	HSBC	08/13/24	3,550.00		—		305	—
Currency Option USD vs COP	Put	MSI	08/22/24	3,400.00		—		1,222	1
Currency Option USD vs COP	Put	HSBC	08/28/24	3,600.00		—		610	12
Currency Option USD vs MXN	Put	CITI	08/14/24	16.10		—		614	—
Currency Option USD vs MXN	Put	DB	08/22/24	16.00		—		611	1
Currency Option USD vs ZAR	Put	MSI	08/01/24	16.00		—		581	—
Currency Option USD vs ZAR	Put	JPM	08/07/24	16.00		—		608	—
Currency Option USD vs ZAR	Put	CITI	08/22/24	15.75		—		1,509	2
Total Options Purchased (cost $30,507)								$19,378
Options Written:
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Currency Option EUR vs PLN	Call	GSI	08/07/24	4.31	—	EUR	589	$(798)
Currency Option EUR vs PLN	Call	DB	08/15/24	4.31	—	EUR	613	(1,729)
Currency Option USD vs CLP	Call	MSI	08/20/24	950.00	—		307	(2,711)

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Options Written (continued):
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
Currency Option USD vs CLP	Call	HSBC	08/21/24	960.00	—	306	$(1,844)
Currency Option USD vs CLP	Call	DB	08/22/24	960.00	—	306	(1,914)
Currency Option USD vs COP	Call	BARC	08/15/24	4,100.00	—	614	(4,420)
Currency Option USD vs COP	Call	HSBC	08/28/24	4,150.00	—	610	(4,728)
Currency Option USD vs MXN	Call	CITI	08/20/24	18.25	—	307	(7,676)
Currency Option USD vs MXN	Call	MSI	08/22/24	18.60	—	306	(4,675)
Currency Option USD vs MXN	Call	GSI	08/29/24	17.65	—	600	(32,545)
Currency Option USD vs TRY	Call	JPM	08/30/24	34.65	—	919	(9,416)
Currency Option USD vs TRY	Call	BOA	02/21/25	42.00	—	293	(15,776)
Currency Option USD vs ZAR	Call	MSI	08/21/24	18.70	—	306	(1,334)
Currency Option USD vs ZAR	Call	JPM	08/22/24	18.50	—	306	(2,208)
Currency Option USD vs CNH	Put	MSI	09/26/24	7.22	—	3,666	(31,393)
Currency Option USD vs CNH	Put	MSI	12/20/24	6.90	—	1,176	(3,439)
Currency Option USD vs CNH	Put	DB	12/20/24	7.10	—	1,204	(11,290)
Currency Option USD vs COP	Put	HSBC	08/13/24	3,950.00	—	305	(520)
Currency Option USD vs COP	Put	MSI	08/22/24	4,100.00	—	1,222	(23,735)
Currency Option USD vs COP	Put	HSBC	08/28/24	4,000.00	—	610	(4,848)
Currency Option USD vs MXN	Put	CITI	08/14/24	18.10	—	614	(1,488)
Currency Option USD vs ZAR	Put	MSI	08/01/24	19.35	—	581	(35,889)

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Options Written (continued):
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
Currency Option USD vs ZAR	Put	JPM	08/07/24	18.60	—	608	$(13,187)
Currency Option USD vs ZAR	Put	CITI	08/22/24	18.65	—	1,509	(40,408)
Total Options Written (premiums received $307,795)							$(257,971)
Futures contracts outstanding at July 31, 2024:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
62	2 Year U.S. Treasury Notes	Sep. 2024	$12,732,766	$102,134
49	10 Year U.S. Treasury Notes	Sep. 2024	5,478,813	110,225
45	10 Year U.S. Ultra Treasury Notes	Sep. 2024	5,201,016	103,877
3	20 Year U.S. Treasury Bonds	Sep. 2024	362,344	4,995
10	30 Year U.S. Ultra Treasury Bonds	Sep. 2024	1,279,688	7,350
				328,581
Short Positions:
38	5 Year Euro-Bobl	Sep. 2024	4,832,658	(95,652)
27	5 Year U.S. Treasury Notes	Sep. 2024	2,913,047	(33,338)
37	10 Year Euro-Bund	Sep. 2024	5,354,984	(146,188)
15	Euro Schatz Index	Sep. 2024	1,721,995	(14,216)
				(289,394)
				$39,187
Forward foreign currency exchange contracts outstanding at July 31, 2024:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 08/02/24	BOA	BRL	19,704	$3,557,273	$3,482,857	$—	$(74,416)
Expiring 09/04/24	BARC	BRL	12,863	2,271,545	2,265,970	—	(5,575)
Chilean Peso,
Expiring 09/23/24	BARC	CLP	601,794	644,000	638,688	—	(5,312)
Chinese Renminbi,
Expiring 09/19/24	BOA	CNH	8,670	1,194,000	1,204,969	10,969	—
Expiring 09/19/24	HSBC	CNH	8,249	1,136,000	1,146,478	10,478	—

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2024 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Chinese Renminbi (cont’d.),
Expiring 09/19/24	JPM	CNH	7,971	$1,107,000	$1,107,802	$802	$—
Expiring 09/19/24	MSI	CNH	14,271	1,980,000	1,983,457	3,457	—
Expiring 09/19/24	MSI	CNH	8,349	1,156,000	1,160,396	4,396	—
Colombian Peso,
Expiring 09/18/24	CITI	COP	4,954,099	1,238,339	1,214,413	—	(23,926)
Expiring 09/18/24	CITI	COP	446,966	106,700	109,566	2,866	—
Expiring 09/18/24	CITI	COP	443,659	106,700	108,755	2,055	—
Expiring 09/18/24	DB	COP	724,760	174,600	177,663	3,063	—
Euro,
Expiring 08/06/24	CITI	EUR	1,865	2,018,857	2,018,949	92	—
Hungarian Forint,
Expiring 10/21/24	BOA	HUF	94,475	260,955	258,869	—	(2,086)
Indian Rupee,
Expiring 09/18/24	DB	INR	121,161	1,444,996	1,444,932	—	(64)
Expiring 09/18/24	JPM	INR	90,306	1,077,000	1,076,972	—	(28)
Expiring 09/18/24	MSI	INR	121,161	1,446,592	1,444,932	—	(1,660)
Indonesian Rupiah,
Expiring 09/18/24	JPM	IDR	42,532,943	2,603,617	2,614,870	11,253	—
Mexican Peso,
Expiring 09/18/24	CITI	MXN	16,103	838,784	857,748	18,964	—
Expiring 09/18/24	MSI	MXN	11,187	595,070	595,886	816	—
Expiring 09/18/24	MSI	MXN	9,952	537,776	530,104	—	(7,672)
New Taiwanese Dollar,
Expiring 09/18/24	HSBC	TWD	35,513	1,095,000	1,091,131	—	(3,869)
Peruvian Nuevo Sol,
Expiring 09/18/24	CITI	PEN	1,938	522,814	518,386	—	(4,428)
Expiring 09/18/24	DB	PEN	1,291	346,186	345,348	—	(838)
Philippine Peso,
Expiring 09/18/24	CITI	PHP	43,480	741,153	744,437	3,284	—
Expiring 09/18/24	SCB	PHP	57,246	975,000	980,111	5,111	—
South African Rand,
Expiring 09/18/24	GSI	ZAR	50,728	2,692,896	2,774,669	81,773	—
Thai Baht,
Expiring 09/18/24	HSBC	THB	21,963	613,000	618,597	5,597	—
Turkish Lira,
Expiring 08/05/24	CITI	TRY	19,908	590,000	598,026	8,026	—
Expiring 08/05/24	MSI	TRY	10,148	300,000	304,829	4,829	—
Expiring 08/14/24	UAG	TRY	35,741	1,050,579	1,062,264	11,685	—
Expiring 08/21/24	BOA	TRY	52,860	1,539,082	1,557,731	18,649	—
Expiring 08/28/24	BARC	TRY	44,957	1,312,200	1,313,699	1,499	—
				$37,273,714	$37,353,504	209,664	(129,874)

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2024 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 08/02/24	BARC	BRL	12,863	$2,279,102	$2,273,623	$5,479	$—
Expiring 08/02/24	CITI	BRL	3,327	613,000	588,138	24,862	—
Expiring 08/02/24	SCB	BRL	3,514	649,000	621,095	27,905	—
British Pound,
Expiring 10/21/24	TD	GBP	102	132,789	131,598	1,191	—
Chilean Peso,
Expiring 09/23/24	CITI	CLP	370,986	405,675	393,730	11,945	—
Expiring 09/23/24	CITI	CLP	362,363	381,459	384,579	—	(3,120)
Expiring 09/23/24	MSI	CLP	235,783	253,680	250,238	3,442	—
Expiring 09/23/24	MSI	CLP	141,132	150,000	149,784	216	—
Expiring 09/23/24	MSI	CLP	92,993	98,460	98,694	—	(234)
Chinese Renminbi,
Expiring 09/19/24	HSBC	CNH	2,223	306,000	308,993	—	(2,993)
Expiring 09/19/24	MSI	CNH	78,234	10,853,312	10,873,470	—	(20,158)
Colombian Peso,
Expiring 09/18/24	CITI	COP	1,084,881	259,541	265,940	—	(6,399)
Czech Koruna,
Expiring 10/21/24	MSI	CZK	83,866	3,611,781	3,580,258	31,523	—
Euro,
Expiring 08/06/24	CITI	EUR	2,798	3,029,284	3,028,423	861	—
Expiring 10/21/24	GSI	EUR	3,363	3,683,422	3,653,868	29,554	—
Expiring 10/21/24	HSBC	EUR	3,363	3,681,155	3,653,868	27,287	—
Expiring 10/21/24	JPM	EUR	219	238,319	237,955	364	—
Expiring 10/21/24	JPM	EUR	179	193,681	193,947	—	(266)
Expiring 10/21/24	SSB	EUR	5,025	5,415,880	5,460,094	—	(44,214)
Expiring 10/21/24	SSB	EUR	3,773	4,124,469	4,098,846	25,623	—
Indian Rupee,
Expiring 09/18/24	JPM	INR	91,637	1,095,000	1,092,836	2,164	—
Indonesian Rupiah,
Expiring 09/18/24	HSBC	IDR	8,793,428	532,000	540,608	—	(8,608)
New Taiwanese Dollar,
Expiring 09/18/24	CITI	TWD	43,382	1,334,000	1,332,893	1,107	—
Expiring 09/18/24	CITI	TWD	43,078	1,314,000	1,323,568	—	(9,568)
Expiring 09/18/24	CITI	TWD	33,032	1,024,000	1,014,907	9,093	—
Expiring 09/18/24	GSI	TWD	17,852	556,758	548,513	8,245	—
Expiring 09/18/24	HSBC	TWD	33,283	1,033,000	1,022,599	10,401	—
Expiring 09/18/24	JPM	TWD	41,573	1,292,000	1,277,336	14,664	—
Peruvian Nuevo Sol,
Expiring 09/18/24	BOA	PEN	1,446	383,676	386,694	—	(3,018)
Expiring 09/18/24	CITI	PEN	4,980	1,317,000	1,332,070	—	(15,070)
Expiring 09/18/24	CITI	PEN	1,446	383,880	386,694	—	(2,814)

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2024 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Philippine Peso,
Expiring 09/18/24	BOA	PHP	59,310	$1,014,000	$1,015,464	$—	$(1,464)
Polish Zloty,
Expiring 10/21/24	CITI	PLN	1,392	353,256	350,859	2,397	—
Singapore Dollar,
Expiring 09/18/24	BOA	SGD	1,491	1,109,000	1,118,121	—	(9,121)
Expiring 09/18/24	SCB	SGD	1,513	1,128,000	1,135,014	—	(7,014)
Expiring 09/18/24	SSB	SGD	3,041	2,257,242	2,280,546	—	(23,304)
South African Rand,
Expiring 09/18/24	BARC	ZAR	11,172	602,000	611,054	—	(9,054)
Expiring 09/18/24	JPM	ZAR	10,615	584,000	580,604	3,396	—
South Korean Won,
Expiring 09/19/24	HSBC	KRW	4,001,768	2,919,933	2,926,942	—	(7,009)
Expiring 09/20/24	BOA	KRW	829,207	602,000	606,526	—	(4,526)
Thai Baht,
Expiring 09/18/24	JPM	THB	167,259	4,577,423	4,710,819	—	(133,396)
				$65,772,177	$65,841,808	241,719	(311,350)
						$451,383	$(441,224)
Cross currency exchange contract outstanding at July 31, 2024:
Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts:
09/18/24	Buy	MXN	10,760	EUR	536	$—	$(7,820)	HSBC
Credit default swap agreements outstanding at July 31, 2024:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at July 31, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Buy Protection(1):
CDX.EM.41.V1	06/20/29	1.000%(Q)	6,400	$173,680	$181,218	$7,538

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2024 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2024(4)	Value at Trade Date	Value at July 31, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.EM.36.V1	12/20/26	1.000%(Q)	11,040	1.164%	$(51,960)	$(27,806)	$24,154
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Interest rate swap agreements outstanding at July 31, 2024:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
BRL	2,676	01/04/27	10.000%(T)	1 Day BROIS(2)(T)/ 0.039%	$—	$(26,901)	$(26,901)
BRL	10,979	01/04/27	10.750%(T)	1 Day BROIS(2)(T)/ 0.039%	—	(53,232)	(53,232)
BRL	342	01/04/27	11.120%(T)	1 Day BROIS(2)(T)/ 0.039%	1,769	(1,489)	(3,258)
BRL	10,294	01/04/27	11.255%(T)	1 Day BROIS(2)(T)/ 0.039%	—	(20,328)	(20,328)
BRL	7,258	01/04/27	12.640%(T)	1 Day BROIS(1)(T)/ 0.039%	(44,025)	(36,073)	7,952
BRL	909	01/02/29	11.860%(T)	1 Day BROIS(2)(T)/ 0.039%	—	169	169
CLP	1,523,050	06/21/26	5.545%(S)	1 Day CLOIS(1)(S)/ 5.750%	—	(11,285)	(11,285)
CLP	404,056	09/23/29	5.073%(S)	1 Day CLOIS(2)(S)/ 5.750%	1,500	99	(1,401)
CNH	16,535	12/18/29	1.860%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.800%	1,350	5,584	4,234
COP	5,238,410	12/20/25	9.702%(Q)	1 Day COOIS(1)(Q)/ 10.509%	34	(21,458)	(21,492)
COP	4,454,220	09/18/26	7.970%(Q)	1 Day COOIS(1)(Q)/ 10.509%	—	(2,575)	(2,575)
COP	8,276,220	09/18/26	8.316%(Q)	1 Day COOIS(1)(Q)/ 10.509%	—	(17,514)	(17,514)
COP	835,888	09/20/28	7.440%(Q)	1 Day COOIS(2)(Q)/ 10.509%	(1,632)	(3,706)	(2,074)
CZK	19,526	06/21/25	5.919%(A)	6 Month PRIBOR(1)(S)/ 4.360%	147	(13,677)	(13,824)
CZK	29,580	03/20/26	4.495%(A)	6 Month PRIBOR(1)(S)/ 4.360%	—	(11,020)	(11,020)
CZK	38,765	09/18/26	4.245%(A)	6 Month PRIBOR(1)(S)/ 4.360%	—	(27,173)	(27,173)
CZK	7,214	12/20/33	4.290%(A)	6 Month PRIBOR(2)(S)/ 4.360%	—	28,996	28,996
CZK	18,253	09/18/34	3.955%(A)	6 Month PRIBOR(2)(S)/ 4.360%	2,711	39,052	36,341

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Interest rate swap agreements outstanding at July 31, 2024 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
HUF	317,176	03/20/26	6.195%(A)	6 Month BUBOR(1)(S)/ 6.490%	$(5,615)	$1,837	$7,452
HUF	258,430	06/19/26	6.880%(A)	6 Month BUBOR(1)(S)/ 6.490%	—	(13,652)	(13,652)
HUF	141,660	09/18/29	6.200%(A)	6 Month BUBOR(2)(S)/ 6.490%	—	11,126	11,126
HUF	145,770	12/20/33	7.420%(A)	6 Month BUBOR(2)(S)/ 6.490%	—	61,164	61,164
INR	117,540	09/18/29	6.313%(S)	1 Day MIBOR(2)(S)/ 6.550%	252	5,722	5,470
KRW	400,000	09/21/27	3.639%(Q)	3 Month KWCDC(1)(Q)/ 3.500%	(3,603)	(5,776)	(2,173)
KRW	870,000	12/21/27	4.197%(Q)	3 Month KWCDC(2)(Q)/ 3.500%	25,976	25,525	(451)
KRW	600,000	03/15/28	2.965%(Q)	3 Month KWCDC(2)(Q)/ 3.500%	—	(333)	(333)
KRW	2,028,148	03/15/28	3.100%(Q)	3 Month KWCDC(1)(Q)/ 3.500%	56,772	(5,997)	(62,769)
KRW	499,398	12/20/28	3.830%(Q)	3 Month KWCDC(2)(Q)/ 3.500%	6,238	13,382	7,144
MXN	13,205	12/15/27	8.950%(M)	28 Day Mexican Interbank Rate(2)(M)/ 11.245%	4,778	(13,033)	(17,811)
MXN	13,610	09/13/28	8.658%(M)	28 Day Mexican Interbank Rate(2)(M)/ 11.245%	(7,357)	(20,074)	(12,717)
MXN	10,366	12/13/28	8.570%(M)	28 Day Mexican Interbank Rate(1)(M)/ 11.245%	8,363	16,824	8,461
MXN	18,750	03/14/29	8.463%(M)	28 Day Mexican Interbank Rate(2)(M)/ 11.245%	—	(36,430)	(36,430)

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Interest rate swap agreements outstanding at July 31, 2024 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
MXN	3,166	03/14/29	8.652%(M)	28 Day Mexican Interbank Rate(2)(M)/ 11.245%	$—	$(4,916)	$(4,916)
MXN	22,410	06/13/29	9.565%(M)	28 Day Mexican Interbank Rate(1)(M)/ 11.245%	—	(9,465)	(9,465)
MXN	9,836	06/13/29	9.727%(M)	28 Day Mexican Interbank Rate(1)(M)/ 11.245%	(4,673)	(7,570)	(2,897)
MXN	5,580	09/12/29	9.057%(M)	28 Day Mexican Interbank Rate(2)(M)/ 11.245%	—	(2,456)	(2,456)
MXN	32,993	09/12/29	9.446%(M)	28 Day Mexican Interbank Rate(2)(M)/ 11.245%	1,842	12,888	11,046
MXN	13,725	12/12/29	9.043%(M)	28 Day Mexican Interbank Rate(2)(M)/ 11.245%	—	(2,679)	(2,679)
MXN	18,808	09/06/34	9.710%(M)	28 Day Mexican Interbank Rate(2)(M)/ 11.245%	12,356	33,659	21,303
PLN	6,830	06/21/25	6.021%(A)	6 Month WIBOR(1)(S)/ 5.870%	4,201	(2,750)	(6,951)
PLN	1,204	06/15/27	4.970%(A)	6 Month WIBOR(2)(S)/ 5.870%	(9,649)	97	9,746
PLN	2,826	09/21/27	5.487%(A)	6 Month WIBOR(1)(S)/ 5.870%	—	(31,104)	(31,104)
PLN	5,393	09/21/27	6.547%(A)	6 Month WIBOR(1)(S)/ 5.870%	1,194	(112,446)	(113,640)
PLN	1,175	10/06/27	6.826%(A)	6 Month WIBOR(2)(S)/ 5.870%	—	27,733	27,733
PLN	460	10/25/27	7.900%(A)	6 Month WIBOR(2)(S)/ 5.870%	—	15,489	15,489
PLN	18	12/21/27	6.845%(A)	6 Month WIBOR(2)(S)/ 5.870%	181	439	258

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Interest rate swap agreements outstanding at July 31, 2024 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
PLN	3,448	12/20/28	4.087%(A)	6 Month WIBOR(2)(S)/ 5.870%	$(10,316)	$(5,039)	$5,277
PLN	1,884	06/19/29	4.812%(A)	6 Month WIBOR(2)(S)/ 5.870%	(3,742)	1,930	5,672
PLN	2,809	12/18/29	5.249%(A)	6 Month WIBOR(1)(S)/ 5.870%	—	(20,617)	(20,617)
THB	52,750	12/18/34	2.492%(Q)	1 Day THOR(2)(Q)/ 2.483%	—	(2,288)	(2,288)
ZAR	52,851	09/21/27	7.490%(Q)	3 Month JIBAR(1)(Q)/ 8.283%	49,954	(3,192)	(53,146)
ZAR	26,104	09/21/27	7.995%(Q)	3 Month JIBAR(2)(Q)/ 8.283%	(3,269)	22,504	25,773
ZAR	14,361	03/15/28	7.766%(Q)	3 Month JIBAR(2)(Q)/ 8.283%	(32,906)	7,204	40,110
ZAR	6,182	06/21/28	8.455%(Q)	3 Month JIBAR(1)(Q)/ 8.283%	(670)	(11,060)	(10,390)
ZAR	15,630	09/20/28	8.415%(Q)	3 Month JIBAR(2)(Q)/ 8.283%	—	27,129	27,129
ZAR	14,563	06/19/29	8.930%(Q)	3 Month JIBAR(2)(Q)/ 8.283%	8,975	42,014	33,039
ZAR	6,810	06/19/29	8.933%(Q)	3 Month JIBAR(1)(Q)/ 8.283%	—	(19,686)	(19,686)
ZAR	13,420	12/18/29	7.730%(Q)	3 Month JIBAR(2)(Q)/ 8.283%	—	196	196
ZAR	12,640	12/18/29	7.825%(Q)	3 Month JIBAR(2)(Q)/ 8.283%	—	2,838	2,838
ZAR	5,396	11/10/32	9.160%(Q)	3 Month JIBAR(2)(Q)/ 8.283%	(16)	13,359	13,375
					$61,120	$(160,035)	$(221,155)

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Interest Rate Swap Agreement:
MYR	4,300	06/21/28	3.598%(Q)	3 Month KLIBOR(2)(Q)/ 3.570%	$4,995	$—	$4,995	GSI

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).